USCF ETF TRUST

USCF OIL PLUS BITCOIN STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
WTI Crude Oil Futures WM, May 2026 contracts, contracts	50	$369,496	Apr-26	$137,403	27.0%
CME Micro Bitcoin BM, April 2026 contracts, September contracts	23	162,521	Apr-26	(6,040)	(1.2)%
	73	532,017		131,363	25.8%
Total Open Commodity Futures Contracts(b)	73	$532,017		$131,363	25.8%
Exchange-Traded Funds
Proshares Ultra Bitcoin ETF
(Cost $167,808)			15,200	$176,928	34.7%

Short-Term Investments
Total Investments
(Cost $167,808)				$176,928	34.7%
Other Assets in Excess of Liabilities				332,373	65.3%
Total Net Assets				$509,301	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Collateral amounted to $97,198 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF OIL PLUS BITCOIN STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	42.6%
Summary of Portfolio Holdings by Country^
United States	100.0%
Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Exchange Traded Fund	34.7%
Commodity Derivatives	25.8%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.